Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000261750 | BNY-4162791
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000261750 | BNY-0263494
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000261750 | BNY-5334588
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000261750 | BNY-B0DJNG0
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000261750 | BNY-BPXZH27
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261750 | BNY-BSTRB82
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261750 | BNY-BN0SDX8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261750 | BNY-4012250
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261750 | BNY-BMT9L19
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261750 | BNY-B058TZ6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261750 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261750 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000261750 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000261750 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069425 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069425 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069425 | BNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069425 | BNY-5705946
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069425 | BNY-5671735
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069425 | BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069425 | BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069425 | BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069425 | BNY-5086577
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069425 | BNY-BYYHL23
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069425 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069425 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000069425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000069425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000069425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000069425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000069425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000069425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000069425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000069425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141114 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141114 | BNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141114 | BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141114 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141114 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000141114 | BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141114 | BNY-0798059
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141114 | BNY-BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141114 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141114 | BNY-BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000141114 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000141114 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141114 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000141114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000141114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000141114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000141114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000141114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033636 | BNY-BMFDP24
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033636 | BNY-BQWSKZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033636 | BNY-B0B9GS5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033636 | BNY-B3CTJS6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033636 | BNY-BG12Y04
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | BNY-BDX87W2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | BNY-BNNTLN4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | BNY-B233HR5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | BNY-B58C6H1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | BNY-4780290
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033636 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033636 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000033636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000033636 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033636 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000151994 | BNY-B4T3BW6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000151994 | BNY-7145056
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000151994 | BNY-5810066
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151994 | BNY-BYPBS67
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000151994 | BNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151994 | BNY-5902941
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151994 | BNY-4253048
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151994 | BNY-7108899
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151994 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | BNY-BXDZ972
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000151994 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000151994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000151994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000151994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151994 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000151994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000151994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000151994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033627 | BNY-5086577
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033627 | BNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033627 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033627 | BNY-B0F9V20
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033627 | BNY-6916781
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033627 | BNY-6624608
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033627 | BNY-4846523
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033627 | BNY-BNG7113
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033627 | BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033627 | BNY-B1XH026
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033627 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033627 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000033627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000033627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033626 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033626 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033626 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033626 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033626 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033626 | BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | BNY-7133608
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033626 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000033626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000033626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000033626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000033626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000033626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000135785 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135785 | BNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000135785 | BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135785 | BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135785 | BNY-0798059
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135785 | BNY-BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000135785 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135785 | BNY-BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135785 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135785 | BNY-BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135785 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135785 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000135785 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000135785 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135785 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135785 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000135785 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135785 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000135785 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000135785 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135785 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135785 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033633 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033633 | BNY-0798059
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033633 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033633 | BNY-0287580
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033633 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033633 | BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033633 | BNY-7133608
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033633 | BNY-6144690
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033633 | BNY-7088429
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033633 | BNY-0718875
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033633 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033633 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000033633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000033633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000033633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000033633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000033623 | BNY-BF0L353
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033623 | BNY-BLLHKZ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033623 | BNY-BMHVLR3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033623 | BNY-6985383
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | BNY-5956078
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | BNY-5579550
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | BNY-B02J639
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | BNY-BYWP840
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | BNY-BKF1H51
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | BNY-BNG8PQ9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033623 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033623 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000033623 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033623 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000033623 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033623 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000033623 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033623 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033623 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033623 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033623 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202067 | BNY-BNG7113
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | BNY-B02J639
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202067 | BNY-B9G6L89
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202067 | BNY-5983816
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202067 | BNY-81141R100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202067 | BNY-BNBNSG0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202067 | BNY-6585084
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202067 | BNY-7262610
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | BNY-5294121
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | BNY-B1G40S0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202067 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000202067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000202067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000202067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000202067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000202067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000202067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000202067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000202067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000166521 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166521 | BNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166521 | BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166521 | BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166521 | BNY-0798059
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166521 | BNY-BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166521 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166521 | BNY-BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166521 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166521 | BNY-BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166521 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166521 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000166521 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000166521 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000166521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000166521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166521 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166521 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033624 | BNY-BMFDP24
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033624 | BNY-BQWSKZ8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | BNY-B0B9GS5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-B3CTJS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | BNY-BDX87W2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-BSY3S84
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033624 | BNY-BBT3PS9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | BNY-BJ1DLW9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-6339429
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | BNY-B2927P4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033624 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033624 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033624 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000033624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033624 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000033624 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000033624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033624 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000033624 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033624 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033618 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033618 | BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033618 | BNY-6513126
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033618 | BNY-6596785
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033618 | BNY-6563024
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033618 | BNY-6597302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033618 | BNY-6474535
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033618 | BNY-6641373
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033618 | BNY-6591014
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033618 | BNY-6870445
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033618 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000033618 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000033618 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000033618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000033618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127778 | BNY-6596785
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127778 | BNY-6597302
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127778 | BNY-6569464
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000127778 | BNY-6858946
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000127778 | BNY-6467803
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000127778 | BNY-BF5M0K5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127778 | BNY-6484620
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127778 | BNY-6895675
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127778 | BNY-6408824
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127778 | BNY-6597067
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127778 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000127778 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000127778 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127778 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127778 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000127778 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127778 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000127778 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127778 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000127778 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-BFYGQ44
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033620 | BNY-BP29PY8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | BNY-6687991
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | BNY-6641544
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | BNY-6250412
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033620 | BNY-6470588
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-B1TK234
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-6793423
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-BLGYFQ3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | BNY-6894508
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033620 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000033620 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000033620 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000033620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000033620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000033620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000033620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033622 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033622 | BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033622 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033622 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033622 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | BNY-4076836
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033622 | BNY-7133608
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033622 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033622 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033622 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033622 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033622 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000033622 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033622 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033622 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000033622 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033622 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033622 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033622 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033622 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033622 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%

[1]	Represents less than 0.1%